Deferred compensation plans - Activity Relating to SAR Plan B (Detail) (SAR Plan B [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
SAR Plan B [Member]
Outstanding
Outstanding (number of shares), Outstanding, Beginning	117,543,400
Outstanding (number of shares), Granted	21,258,700
Outstanding (number of shares), Exercised	(43,152,100)
Outstanding (number of shares), Forfeited	(3,013,000)
Outstanding (number of shares), Expired	(15,900)
Outstanding (number of shares), Outstanding, Ending	92,621,100	117,543,400
Outstanding (number of shares), Exercisable, Ending	15,553,400
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Outstanding, Beginning	¥ 419
Weighted-average grant date fair value per share, Granted	¥ 782
Weighted-average grant date fair value per share, Exercised	¥ 477
Weighted-average grant date fair value per share, Forfeited	¥ 437
Weighted-average grant date fair value per share, Expired	¥ 2,471
Weighted-average grant date fair value per share, Outstanding, Ending	¥ 474	¥ 419
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 587
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	5 years 4 months	5 years 8 months
Weighted-average remaining life until expiry (years), Exercisable	3 years 6 months